Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Line Items]
Amortization expense	$ 50,521	$ 47,087
Net gain on sale of buildings		345,519
Land cost	845,377
Accumulated amortization	237,446
Cost of Revenue [Member]
Intangible Assets, Net [Line Items]
Amortization expense	38,764	33,791
Selling, General and Administrative Expenses [Member]
Intangible Assets, Net [Line Items]
Amortization expense	$ 11,757	$ 13,296